11. RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
NOTE 11 - RELATED PARTY TRANSACTIONS	Refer to NOTE 9 - COMMITMENTS AND CONTINGENCIES.